Filed Pursuant to Rule 497(e)
1933 Act File No. 333-17391
1940 Act File No. 811-07959

EXPLANATORY NOTE

On behalf of Advisors Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement, dated February 12, 2016, to the Summary Prospectus, Prospectus and Statement of Additional Information dated June 28, 2015, as supplemented, for the Pzena Emerging Markets Value Fund filed pursuant to Rule 497(e) on February 12, 2016.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession No. 0000894189-16-007648).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE